Tax assets and liabilities (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income And Social Contribution Taxes [Abstract]
Operating Profit Before Tax		R$ 22,273,149	R$ 15,909,771	R$ 14,513,684
Interest on capital	[1]	0	(4,080,000)	(3,800,000)
Operating Profit Before Tax		22,273,149	11,829,771	10,713,684
Rates (25% income tax and 15% social contribution tax)		(8,909,260)	(5,323,397)	(4,821,158)
PIS and COFINS (net of income and social contribution taxes)	[2],[3]	(1,983,839)	(1,490,190)	(1,427,960)
Non-taxable/Non-deductible:
Equity in affiliates		59,795	29,681	32,198
Goodwill	[4]	(137,175)	(101,305)	(669,963)
Exchange variation - foreign branches	[5]	715,424	2,792,995	440,857
Net Indeductible Expenses of Non-Taxable Income	[2]	214,242	384,554	194,737
Adjustments:
Constitution of income and social contribution taxes on temporary differences		70,223	136,353	1,138,005
Interest on capital	[1]	1,064,000	0	0
Effects of change in rate of social contribution taxes	[6]	2,796,493	(90,013)	(1,427,667)
Other adjustments		(71,602)	551,469	1,165,315
Income taxes		(5,641,699)	(3,109,853)	(5,375,636)
Of which:
Current tax	[2]	(6,692,328)	(4,704,293)	(4,969,241)
Deferred taxes		1,050,629	1,594,440	(406,395)
Taxes paid in the year		R$ (5,301,184)	R$ (3,668,571)	R$ (3,280,230)

[1]	Amount distributed to shareholders as interest attributable to shareholders' equity. For accounting purposes, although the interest should be reflected in the income statement for tax deduction, the charge is reversed before the calculation of the net income in the financial statements and deducted from the shareholders' equity since it is considered as dividend.
[2]	Includes mainly the tax effect on expenses with donations, revenues from judicial deposit updates and other income and expenses that do not qualify as temporary differences.
[3]	PIS and COFINS are considered a profit-base component (net basis of certain revenues and expenses), therefore and accordingly to IAS 12 they are recorded as income taxes.
[4]	The difference between the tax basis and accounting basis of goodwill on acquisition of Banco ABN Amro Real S.A. is a permanent and definitive difference. Administration in this case the possibility of loss on impairment or disposal is remote and only applies to the entity as a whole and according to the characteristics of the business combination performed, it is not possible to segregate and identify the business originally acquired. Therefore deferred tax liability is not record.
[5]	Permanent difference related of foreign currency exchange variation on investments abroad nontaxable/ deductible (see details below).
[6]	Effect of the rate differential for other non-financial corporations, with a social contribution rate of 9%, as well as the effect of the additional 5% applicable to financial institutions, valid until the end of 2018.